Equity-Based Compensation (Policy)	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Share Purchase and Option Plans [Abstract]
Stock compensation policy

We account for equity-based payments, including grants of employee stock options, restricted stock and other equity-based awards, in accordance with ASC 718, Compensation—Stock Compensation, which requires that equity-based payments (to the extent they are compensatory) be recognized in our results of operations based on their fair values and the estimated number of securities we ultimately expect will vest. We utilize the Option-Pricing Method to estimate the fair value of our equity awards. All equity-based payments are based upon equity issued by a parent company of Infor, Inc. Pursuant to applicable FASB guidance related to equity-based awards, we have reflected equity-based compensation expense related to our parent company’s equity grants within our results of operations with an offset to additional paid-in capital.

Equity-Based Compensation

We account for equity-based payments, including grants of employee stock options, restricted stock and other equity-based awards, in accordance with ASC 718, Compensation—Stock Compensation, which requires that share-based payments (to the extent they are compensatory) be recognized in our results of operations based on their fair values and the estimated number of securities we ultimately expect will vest. All equity-based payments are based upon equity issued by a parent company of Infor. Pursuant to applicable FASB guidance related to equity-based awards, we have reflected stock compensation expense related to our parent companies’ equity grants within our results of operations with an offset to additional paid-in capital.

In fiscal 2012, Infor Enterprise Applications, LP (Infor Enterprise), an affiliate of the parent company of Infor, issued Class C units in conjunction with a voluntary share exchange program in which we offered certain Infor employees an opportunity to exchange all of their outstanding restricted shares, outstanding options to purchase restricted shares, and other management incentive unit awards granted to such employees under Infor and Infor Global Solutions’ and its predecessors’ various Share Purchase and Options Plans then owned by them and/or their Permitted Transferees (as defined under the various Share Purchase and Options Plans) for newly issued Class C units. The Class C units are non-voting ordinary units of Infor Enterprise. As a result, the majority of all outstanding equity awards other than the Class C units were cancelled during fiscal 2012. See Note 16, Share Purchase and Option Plans.

Certain stock options, restricted stock and other equity-based awards outstanding under our Share Purchase and Option Plans are subject to vesting and repurchase features that function as in-substance forfeiture provisions. These in-substance forfeiture provisions preclude recognition of compensation cost for accounting purposes until such repurchase features are removed upon an employee termination event or change in control as defined in the applicable plan agreement. No compensation expense is recognized until the repurchase features lapse.  For all other awards not subject to such repurchase features, the fair value of the equity-based awards is recorded as compensation expense over the applicable vesting periods.

We utilize the Option-Pricing Method to estimate the fair value of our parent company’s equity awards. This approach models the various classes of equity securities as a series of call options on our total equity.  The exercise prices of the call options are derived based on the distribution waterfall of the issuing entity.  Assumptions utilized under the Option–Pricing Method include: (a) stock price, derived from the estimated fair value of our parent company’s total equity, (b) time to expiration, derived from the expected time to a potential liquidity event, (c) risk- free interest rate, derived from the U.S. Treasury rate over the expected time to expiration, (d) expected dividend yield and (e) expected volatility of the total equity value.  The following is a summary of the weighted average assumptions used in estimating the fair value of equity awards granted in the periods indicated and the resulting fair values of such awards.

	11 Months Ended	Year Ended May 31,
	April 30, 2015	2014	2013
Expected term (years)	2.00	2.00	1.25
Risk-free interest rate	0.48%	0.35%	0.18%
Dividend yield	0.00%	0.00%	0.00%
Volatility	47.66%	50.00%	70.71%
Weighted average fair value per unit granted	$7.56	$7.29	$4.96

The following table presents equity compensation expense recognized in our Consolidated Statements of Operations, by category, for the periods indicated:

	11 Months Ended	Year Ended May 31,
(in millions)	April 30, 2015	2014	2013
Cost of software license fees and subscriptions	$0.2	$-	$-
Cost of product updates and support fees	0.5	0.4	-
Cost of consulting services and other fees	0.3	3.0	-
Sales and marketing	3.5	9.7	5.9
Research and development	3.7	8.1	5.3
General and administrative	7.3	7.5	2.8
Total	$15.5	$28.7	$14.0